Supplement dated April 25, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund (the Fund)	10/1/2017
Effective May 1, 2018 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David King, CFA	Senior Portfolio Manager	Lead Portfolio Manager	May 2018
Yan Jin	Senior Portfolio Manager	Portfolio Manager	May 2018
Harrison Chan	Associate Investment Analyst	Portfolio Manager	May 2018
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David King, CFA	Senior Portfolio Manager	Lead Portfolio Manager	May 2018
Yan Jin	Senior Portfolio Manager	Portfolio Manager	May 2018
Harrison Chan	Associate Investment Analyst	Portfolio Manager	May 2018
Mr. King joined the Investment Manager in 2010. Mr. King began his investment career in 1983 and earned a B.S. from the University of New Hampshire and an M.B.A. from Harvard Business School.
Mr. Jin joined one of the Columbia Management legacy firms or acquired business lines in 2002. Mr. Jin began his investment career in 1998 and earned a M.A. in economics from North Carolina State University.
Mr. Chan joined the Investment Manager in 2014. Mr. Chan began his investment career in 2014 and earned a B.S. in electrical engineering and a B.A. in economics from the University of Illinois at Urbana-Champaign and an M.B.A. from the University of Chicago Booth School of Business.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP140_05_003_(04/18)

Supplement dated April 25, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Large-Cap Value Fund	10/1/2017
Effective May 1, 2018 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard Rosen	Senior Portfolio Manager	Lead Portfolio Manager	1997
Richard Taft	Portfolio Manager	Portfolio Manager	2016
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard Rosen	Senior Portfolio Manager	Lead Portfolio Manager	1997
Richard Taft	Portfolio Manager	Portfolio Manager	2016
Mr. Rosen joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Rosen began his investment career in 1982 and earned a B.A. from Brandeis University and an M.B.A. from New York University.
Mr. Taft joined the Investment Manager in 2011. Mr. Taft began his investment career in 1997 and earned a B.A. and an M.B.A. from the University at Buffalo.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP216_05_004_(04/18)

Supplement dated April 25, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Smaller-Cap Value Fund	10/1/2017
Effective May 1, 2018 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kari Montanus	Senior Portfolio Manager	Lead Portfolio Manager	2014
David Hoffman	Senior Portfolio Manager	Portfolio Manager	May 2018
Jonas Patrikson, CFA	Portfolio Manager	Portfolio Manager	May 2018
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kari Montanus	Senior Portfolio Manager	Lead Portfolio Manager	2014
David Hoffman	Senior Portfolio Manager	Portfolio Manager	May 2018
Jonas Patrikson, CFA	Portfolio Manager	Portfolio Manager	May 2018
Ms. Montanus joined one of the Columbia Management legacy firms or acquired business lines in 2003. Ms. Montanus began her investment career in 1992 and earned a B.A. from Stanford University and an M.B.A. in finance from The Wharton School, University of Pennsylvania.
Mr. Hoffman joined one of the Columbia Management legacy firms or acquired business lines in 2001. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and an M.A. from Columbia University.
Mr. Patrikson joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Patrikson began his investment career in 1990 and earned a B.A. from the University of Linkoping, Sweden.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP218_05_003_(04/18)